Schedule of Secured Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Book value of loans which served as collateral	$ 32,614	$ 31,640
Due from shepherd's finance to loan purchaser or lender	20,009	20,625
Shuman [Member]
Book value of loans which served as collateral	236	358
Jeff Eppinger [Member]
Book value of loans which served as collateral	4,028	3,496
R. Scott Summers [Member]
Book value of loans which served as collateral	1,361	2,177
John C Solomon [Member]
Book value of loans which served as collateral	649	598
Judith Y Swanson [Member]
Book value of loans which served as collateral	10,626	10,038
Related Party [Member] | Shuman [Member]
Due from shepherd's finance to loan purchaser or lender	125	125
Related Party [Member] | Jeff Eppinger [Member]
Due from shepherd's finance to loan purchaser or lender	1,500	1,500
Related Party [Member] | R. Scott Summers [Member]
Due from shepherd's finance to loan purchaser or lender	903	1,003
Related Party [Member] | John C Solomon [Member]
Due from shepherd's finance to loan purchaser or lender	563	563
Related Party [Member] | Judith Y Swanson [Member]
Due from shepherd's finance to loan purchaser or lender	6,000	5,164
Builder Finance [Member]
Book value of loans which served as collateral	7,485	7,615
Builder Finance [Member] | Related Party [Member]
Due from shepherd's finance to loan purchaser or lender	4,418	5,770
S.K. Funding, LLC [Member]
Book value of loans which served as collateral	8,229	7,358
S.K. Funding, LLC [Member] | Related Party [Member]
Due from shepherd's finance to loan purchaser or lender	$ 6,500	$ 6,500